Definition of Terms in Fund Name	Jul. 09, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted. Under normal circumstances, the Dow® Target Dividend Portfolio will invest at least 80% of its assets in dividend-paying securities included in the Dow Jones U.S. Select Dividend Index as of the Initial Date of Deposit. Under normal circumstances, the S&P Dividend Aristocrats Target 25 Portfolio will invest at least 80% of its assets in dividend-paying securities and at least 80% of its assets in securities included in the S&P 500® Dividend Aristocrats Index as of the Initial Date of Deposit. Under normal circumstances, the S&P Target 24 Portfolio will invest at least 80% of its assets in securities included in the S&P 500® Index as of the Initial Date of Deposit. Under normal circumstances, the S&P Target SMid 60 Portfolio will invest at least 80% of its assets in securities included in either the S&P MidCap 400® Index or the S&P SmallCap 600® Index as of the Initial Date of Deposit. Under normal circumstances, the Target Diversified Dividend Portfolio and Target Global Dividend Leaders Portfolio will invest at least 80% of their assets in dividend-paying securities. Under normal circumstances, the Target Global Dividend Leaders Portfolio will invest at least 40% of its assets in non-U.S. securities.

The Dow® Target Dividend Portfolio, the S&P Target SMid 60 Portfolio and the Target Focus Four Portfolio are concentrated (i.e., invest 25% or more of Trust assets) in common stocks of companies within the financials sector. The S&P Dividend Aristocrats Target 25 Portfolio is concentrated in common stocks of companies within the industrials sector. The S&P Target 24 Portfolio, the Target VIP Portfolio and the Value Line® Target 25 Portfolio are concentrated in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Dow® Target Dividend Portfolio

The Dow® Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Indexsm with the best overall ranking on both the change in return on assets over the last 12 months and price to book as a means to seek to achieve its investment objective.

The Dow® Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Indexsm as of two business days prior to the date of this prospectus (best [1] to worst [100]) by the following equally-weighted factors:

•	Change in return on assets over the last 12 months. An increase in return on assets is generally used as an indication of improving business fundamentals and would receive a higher ranking than a stock with a negative change in return on assets.
•	Price to book. A lower, but positive, price to book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall combined ranking on the two factors for The Dow® Target Dividend Strategy. In the event of a tie, the stock with the better price to book ratio is selected.

Companies which, as of the business day prior to the Initial Date of Deposit, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Indexsm, or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Indexsm within thirty days from the selection date, have been removed from the universe of securities from which The Dow® Target Dividend Strategy stocks are selected.

S&P Dividend Aristocrats Target 25 Portfolio

The S&P Dividend Aristocrats Target 25 Strategy invests in companies from the S&P 500® Dividend Aristocrats® Index. The index consists of companies from the S&P 500® Index that have increased dividends every year for the last 25 consecutive years. The S&P Dividend Aristocrats Target 25 Strategy stocks are determined as follows:

Step 1: We begin with all stocks contained in the S&P 500® Dividend Aristocrats® Index as of two business days prior to the date of this prospectus. Regulated investment companies, limited partnerships and business development companies are not eligible for selection.

Step 2: We rank each stock on three equally-weighted factors:

•	Debt to equity. Compares a company’s long-term debt to their stockholder’s equity. Higher levels of this ratio are associated with higher risk, lower levels with lower risk.
•	Price to cash flow. Measures the cost of a company’s stock for every dollar of cash flow generated. A lower, but positive, ratio indicates investors are paying less for the cash flow generated which can be a sign of value.
•	Return on assets. Compares a company’s net income to its total assets. The ratio shows how efficiently a company generates net income from its assets.

Step 3: We rank each of the companies by their combined factor scores.

Step 4: We select an approximately equally-weighted portfolio of the best scoring 25 stocks with a maximum of seven stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors. If more than seven stocks from any one of the major GICS® sectors are selected, these stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better return-on-assets ratio is selected.

S&P Target 24 Portfolio

The S&P Target 24 Strategy selects a portfolio of 24 common stocks from the S&P 500® Index which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500® Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

•	Trailing four quarters’ return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings;
•	Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings; and
•	Bullish interest indicator, which is measured over the trailing 12 months by subtracting the number of shares traded in months in which the stock price declined from the number of shares traded in months in which the stock price rose and dividing the resulting number by the total number of shares traded over the 12-month period. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector’s equivalent weighting among the eight sectors from which stocks are selected. However, no individual stock will comprise 25% or more of the S&P Target 24 Portfolio as of the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and market sentiment. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”) and the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price to book value and select the best quartile from each index—100 stocks from the S&P MidCap 400® and 150 stocks from the S&P SmallCap 600® with the lowest, but positive, price to book ratio.

Step 3: We rank each stock on three equally-weighted factors:

• Price to cash flow;

• 12-month change in return on assets; and

• 3-month price appreciation.

Step 4: We eliminate any regulated investment companies, limited partnerships, business development companies and any stock with a market capitalization of less than $250 million and with an average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the portfolio. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Step 6: The stocks selected from the S&P MidCap 400® are given approximately twice the weight of the stocks selected from the S&P SmallCap 600®, taking into consideration that only whole shares will be purchased.

Target Diversified Dividend Portfolio

The Target Diversified Dividend Strategy seeks above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

•	Minimum market capitalization of $250 million;
•	Minimum three-month average daily trading volume of $1.5 million; and

• Minimum stock price of $5.

Step 2: We eliminate REITs, American Depositary Receipts/ADRs, regulated investment companies and limited partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors:

• Indicated dividend yield – 50%;

• Price to book – 25%; and

• Payout ratio – 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the major S&P GICS® market sectors with the highest combined ranking on the three factors. The Financials and Real Estate sectors are combined for the sector limit purpose. In the event of a tie, the stock with the better price to book ratio is selected.

Target Focus Four Portfolio

The Target Focus Four Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies.

The composition of the Target Focus Four Portfolio on the Initial Date of Deposit is as follows:

•	Approximately 30% of the portfolio is composed of common stocks which comprise The Dow® Target Dividend Strategy;
•	Approximately 30% of the portfolio is composed of common stocks which comprise the S&P Target SMid 60 Strategy;
•	Approximately 30% of the portfolio is composed of common stocks which comprise the Value Line® Target 25 Strategy; and
•	Approximately 10% of the portfolio is composed of common stocks which comprise the NYSE® International Target 25 Strategy.

The Securities which comprise The Dow® Target Dividend Strategy and the S&P Target SMid 60 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions “The Dow® Target Dividend Portfolio” and “S&P Target SMid 60 Portfolio,” respectively. The Securities which comprise the Value Line® Target 25 Strategy and the NYSE® International Target 25 Strategy were selected as follows:

Value Line® Target 25 Strategy.

The Value Line® Target 25 Strategy invests in 25 of the 100 stocks that Value Line® gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line® ranks 1,700 stocks which represent approximately 90% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line’s view of their probable price performance during the next six to 12 months relative to the others. Value Line® bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line® Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line®, as of two business days prior to the date of this prospectus, gives their #1 ranking for TimelinessTM and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 eligible stocks with the lowest sums for the Value Line® Target 25 Strategy. Stocks of financial companies, as defined by S&P’s GICS®, the stocks of companies whose shares are not listed on a U.S. securities exchange, and stocks of limited partnerships are not eligible for inclusion in the Value Line® Target 25 Strategy stocks. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

The stocks which comprise the Value Line® Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line® Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

NYSE® International Target 25 Strategy.

The NYSE® International Target 25 Strategy provides investors with a way to strategically invest in foreign companies. The NYSE® International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Indexsm as of two business days prior to the date of this prospectus. The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

Step 2: We rank each stock on two equally-weighted factors:

• Price to book; and

• Price to cash flow.

Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

Step 3: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 eligible stocks with the best overall ranking on the two factors, taking into consideration that only whole shares will be purchased. In the event of a tie, the stock with the better price to book ratio is selected.

Target Global Dividend Leaders Portfolio

The Target Global Dividend Leaders Strategy stocks are determined based on these steps:

Step 1: We establish three distinct universes as of two business days prior to the Initial Date of Deposit which consist of the following:

•	Domestic equity – all U.S. stocks.
•	International equity – all foreign stocks that are listed on a U.S. securities exchange either directly or in the form of American Depositary Receipts/ADRs.
•	REITs – all U.S. REITs (including Mortgage REITs).

Step 2: Regulated investment companies and limited partnerships are excluded from all universes. REITs (including Mortgage REITs) are also excluded from the domestic and international equity universes.

Step 3: We select the stocks in each universe that meet the following criteria:

•	Market capitalization greater than $1 billion.
•	Three-month average daily trading volume greater than $1 million.
•	Current indicated dividend yield greater than twice that of the S&P 500® Index at the time of selection.

Step 4: We rank the selected stocks within each universe on three equally-weighted factors: price to cash flow; return on assets; and 3, 6 and 12-month price appreciation.

Step 5: We select the 20 stocks within each universe with the best overall combined rankings. The domestic and international equity universes are subject to a maximum of four stocks from any one of the major GICS® market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose. If a universe has less than 20 eligible securities, all eligible securities are selected.

Step 6: The universes are approximately weighted as shown below. Stocks are approximately equally-weighted within their universe, taking into consideration that only whole shares will be purchased.

•	40% domestic equity.
•	40% international equity.
•	20% REITs.
Target Growth Portfolio

The Target Growth Strategy invests in stocks with large and/or mid market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

•	Minimum market capitalization of $6 billion;
•	Minimum three month average daily trading volume of $5 million; and

• Minimum stock price of $5.

Step 2: We eliminate REITs, American Depositary Receipts/ADRs, regulated investment companies and limited partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three equally-weighted factors:

• Sustainable growth rate (a measurement of a company’s implied growth rate that can be funded with its internal capital; it is calculated by multiplying return on equity over the trailing 12 months by (1- payout ratio), where payout ratio is the trailing 12 months dividends per share divided by trailing 12 months earnings per share);

• Change in return on assets; and

• Recent 6-month price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the major GICS® market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose. In the event of a tie, the stock with the higher sustainable growth rate is selected.

Target VIP Portfolio

The Target VIP Portfolio invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

•	Approximately 1/6 of the portfolio is composed of common stocks which comprise The Dow® DART 5 Strategy;
•	Approximately 1/6 of the portfolio is composed of common stocks which comprise the European Target 20 Strategy;
•	Approximately 1/6 of the portfolio is composed of common stocks which comprise the Nasdaq® Target 15 Strategy;
•	Approximately 1/6 of the portfolio is composed of common stocks which comprise the S&P Target 24 Strategy;
•	Approximately 1/6 of the portfolio is composed of common stocks which comprise the Target Small-Cap Strategy; and
•	Approximately 1/6 of the portfolio is composed of common stocks which comprise the Value Line® Target 25 Strategy.

The Securities which comprise the S&P Target 24 Strategy and the Value Line® Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions “S&P Target 24 Portfolio” and “Target Focus Four Portfolio,” respectively. The Securities which comprise The Dow® DART 5 Strategy, the European Target 20 Strategy, the Nasdaq® Target 15 Strategy and the Target Small-Cap Strategy portions of the Trust were selected as follows:

The Dow® Dividend and Repurchase Target 5 Strategy.

The Dow® DART 5 Strategy selects a portfolio of DJIA® stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Strategy’s investment objective. Buyback ratio is the ratio of a company’s shares of common stock outstanding 12 months prior to the date of this prospectus compared to a company’s shares outstanding as of the business day prior to the date of this prospectus.

The Dow® DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA® by the sum of their current indicated dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow® DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by their current indicated dividend yield as of two business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy.

During the initial offering period, the Target VIP Portfolio will not invest more than 5% of its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Nasdaq® Target 15 Strategy.

The Nasdaq® Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index® stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq® Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index® as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by 6-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for Nasdaq® Target 15 Strategy. In the event of a tie, the stock with the higher 6-month price momentum is selected.

The stocks which comprise Nasdaq® Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of Nasdaq® Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. companies which trade on the NYSE, NYSE MTK (formerly the NYSE Amex) or Nasdaq, Inc. (excluding limited partnerships, American Depositary Receipts/ADRs, business development companies and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings (based on the trailing 12-month period) are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months and weight them on a market capitalization basis (highest to lowest) for the Target Small-Cap Strategy. If, as a result of the constraint in Step 5, fewer than 40 stocks are eligible for selection, additional stocks with the smallest appreciation above 75% in the last 12 months will be included to reach 40 stocks.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The stocks which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line® Target 25 Portfolio

The Securities which comprise the Value Line® Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption “Target Focus Four Portfolio.”

Other Considerations.

Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in a Trust’s portfolio.

The Securities for each of the strategies were selected as of a strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under “Removing Securities from a Trust” have been excluded from the universe of securities from which each Trust’s Securities are selected.

While not a part of the Trusts’ portfolio selection processes, certain of the Trusts also invest in: depositary receipts, foreign-listed securities and companies headquartered or incorporated in emerging and/or developing markets and VIEs.

As with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in a Trust.

The Dow Jones Industrial Average, Dow Jones U.S. Select Dividend Indexsm, S&P 500® Index, S&P 500® Dividend Aristocrats® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by First Trust Portfolios L.P. Standard & Poor’s®, S&P®, S&P 500®, S&P® Dividend Aristocrats®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); DJIA®, The Dow®, Dow Jones®, Dow Jones Industrial Average and Dow Jones U.S. Select Dividend Indexsm are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Portfolios L.P. The Trusts, in particular The Dow® Target Dividend Portfolio, S&P Dividend Aristocrats Target 25 Portfolio, S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target Focus Four Portfolio and the Target VIP Portfolio are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Industrial Average and the S&P 500® Index. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of SPDJI.

“Value Line,” “The Value Line Investment Survey” and “Timeliness” are trademarks or registered trademarks of Value Line, Inc. and/or its affiliates (“Value Line”) that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target Focus Four Portfolio, Target VIP Portfolio and Value Line® Target 25 Portfolio are not sponsored, endorsed, recommended, sold or promoted by Value Line. Value Line makes no representation regarding the advisability of investing in a Trust. First Trust Portfolios L.P. and/or First Trust Advisors L.P. are not affiliated with any Value Line company.

“NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates and has been licensed, along with the NYSE® International 100 Index (“Index”) for use by First Trust Portfolios L.P. in connection with the Target Focus Four Portfolio (the “Product”). Neither First Trust Portfolios L.P. nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

The publishers of the DJIA®, the Dow Jones U.S. Select Dividend Indexsm, The Nasdaq-100 Index®, the Russell 3000® Index, S&P 500® Index, S&P 1000® Index, S&P MidCap 400® Index, S&P SmallCap 600® Index and the NYSE International 100 Indexsm are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.